Insurance-related accounts - Summary of Significant Assumption (Detail)	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Bottom of range
Disclosure of discount rate used to measure the fair value of the future insurance policy benefits and policyholders account in the life insurance business [Line Items]
Discount rates of insurance contracts liabilities	(0.075%)	(0.046%)	(0.061%)
Top of range
Disclosure of discount rate used to measure the fair value of the future insurance policy benefits and policyholders account in the life insurance business [Line Items]
Discount rates of insurance contracts liabilities	6.25%	6.25%	6.25%